SUBSEQUENT EVENTS (Details Narrative) - Jan. 03, 2024 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Subsequent Events [Abstract]
Original loan amount		$ 800,000
Related party loan	$ 494,000	$ 651,000